Property, plant and equipment - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Reduction on sales price (in percentage)	0.10
Borrowing costs capitalized	$ 4.2	$ 3.3
Net book value of pledged assets	217.8	345.3
Farmlands
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, cost	197.5
Farmlands | IAS 16
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) in property, plant and equipment	$ (69.4)	$ (72.8)